Expense Example - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Technology Portfolio - Select Technology Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798